UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2009

Date of reporting period:	November 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.

Portfolio of Investments November 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CORPORATE BONDS (91.8%)
	Advertising/Marketing Services (0.3%)
$3,505	Idearc Inc. (b)	8.00%		11/15/16	$306,688

	Aerospace & Defense (1.5%)
1,280	Bombardier Inc.- 144A	6.30		05/01/14	972,800
465	L-3 Communications Corp.	5.875		01/15/15	378,975
335	Transdigm Inc. - 144A PRIV PLC	7.75		07/15/14	256,275
					1,608,050
	Alternative Power Generation (0.6%)
800	NRG Energy Inc.	7.375		01/15/17	648,000

	Aluminum (1.1%)
1,925	Novelis, Inc.(Canada)	7.25		02/15/15	1,126,125

	Apparel/Footwear (0.8%)
1,195	Oxford Industries, Inc.	8.875		06/01/11	854,425

	Apparel/Footwear Retail (1.2%)
1,620	Brown Shoe Co., Inc.	8.75		05/01/12	1,223,100

	Auto Parts: O.E.M. (0.4%)
920	ArvinMeritor, Inc. (b)	8.75		03/01/12	455,400

	Automotive Aftermarket (0.3%)
725	Kar Holdings Inc.	8.75		05/01/14	311,750

	Beverages: Alcoholic (0.7%)
910	Constellation Brands, Inc.	7.25		05/15/17	759,850

	Broadcasting (0.7%)
1,120	LIN Television Corp. (b)	6.50		05/15/13	526,400
910	XM Satellite Radio Holdings Inc. - 144A (a)	13.00		08/01/13	236,600
					763,000
	Building Products (1.7%)
1,525	Interface Inc.	9.50		02/01/14	1,227,625
1,790	Nortek Inc.	8.50		09/01/14	554,900
					1,782,525
	Cable/Satellite TV (6.6%)
835	Cablevision Systems Corp. (Series B)	8.334	(k)	04/01/09	820,388
893	CCH I LLC/CCH I Cap Co. (b)	11.00		10/01/15	241,110
576	CCH II LLC/CCH II	10.25		10/01/13	247,680
610	CSC Holdings Inc. - 144A (a)	8.50		06/15/15	495,625
735	CSC Holdings Inc. (Series B)	7.625		04/01/11	654,150
1,330	DIRECTV Holdings/Finance - 144A (a)	7.625		05/15/16	1,140,475
1,360	EchoStar DBS Corp.	6.375		10/01/11	1,159,400
2,280	Intelsat Corp. - 144A (a)	9.25		06/15/16	1,915,200
315	NTL Cable PLC (United Kingdom)	8.75		04/15/14	229,163
165	NTL Cable PLC (United Kingdom)	9.125		08/15/16	117,150
					7,020,341
	Casino/Gaming (3.6%)
27,175	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (f) (g)	13.50		03/01/10	0
3,465	Harrah’s Operating Co., Inc. (b)	5.375		12/15/13	710,325
1,295	Las Vegas Sands Corp. (b)	6.375		02/15/15	731,675
2,500	MGM Mirage Inc.- 144A (b)	13.00		11/15/13	2,100,000
375	MGM Mirage Inc.	6.00		10/01/09	305,625
27,634	Resort At Summerlin LP/Ras Co. (Series B) (c) (f) (g)	13.00		12/15/07	0
					3,847,625
	Chemicals: Agricultural (0.9%)
1,335	Terra Capital Inc.(Series B)	7.00		02/01/17	971,213

	Chemicals: Major Diversified (0.4%)
545	Westlake Chemical Corp.	6.625		01/15/16	373,325

	Chemicals: Specialty (1.7%)
780	Innophos Holdings Inc. - 144A (a)	9.50	04/15/12	581,100
725	Innophos, Inc.	8.875	08/15/14	619,875
585	Koppers Industry Inc.	9.875	10/15/13	546,975
				1,747,950
	Coal (1.6%)
860	Foundation PA Coal Co.	7.25	08/01/14	655,750
1,480	Massey Energy Co.	6.875	12/15/13	1,010,100
				1,665,850
	Containers/Packaging (3.4%)
1,865	Berry Plastics Holding Corp.	8.875	09/15/14	997,775
565	Berry Plastics Holdings Corp. (b)	10.25	03/01/16	228,825
690	Graham Packaging Company Inc. (b)	8.50	10/15/12	507,150
220	Graham Packaging Company Inc.	9.875	10/15/14	139,700
1,000	Graphic Packaging International Corp.	9.50	08/15/13	695,000
1,020	Owens-Illinois, Inc.	7.50	05/15/10	984,300
				3,552,750
	Data Processing Services (1.0%)
1,315	Sungard Data Systems Inc.	9.125	08/15/13	1,025,700

	Drugstore Chains (0.3%)
1,170	Rite Aid Corp.	8.625	03/01/15	342,225

	Electric Utilities (6.4%)
415	AES Corp. (The)	7.75	03/01/14	306,063
1,230	AES Corp. (The) - 144A	8.00	06/01/20	793,350
1,215	Intergen - 144A	9.00	06/30/17	978,075
965	IPALCO Enterprises, Inc.	8.625	11/14/11	829,900
1,150	Mirant Americas Genr LLC	8.50	10/01/21	810,750
1,160	Reliant Energy Inc. (b)	7.875	06/15/17	849,700
1,555	Texas Competitive Electric Holdings LLC - 144A (a)	10.25	11/01/15	1,002,975
1,870	Texas Competitive Electric Holdings LLC - 144A (a)	10.25	11/01/15	1,206,150
				6,776,963
	Electrical Products (2.1%)
510	Balder Electric Co. (b)	8.625	02/15/17	377,400
2,373	Ormat Funding Corp.	8.25	12/30/20	1,862,735
				2,240,135
	Electronic Components (0.2%)
550	NXP B.V./NXP Funding LLC	7.875	10/15/14	167,750

	Engineering & Construction (0.9%)
1,215	Edison Misson Energy	7.75	06/15/16	956,813

	Environmental Services (0.9%)
395	Allied Waste North America, Inc. (b)	7.25	03/15/15	350,563
610	Allied Waste North America, Inc.	5.75	02/15/11	567,300
				917,863
	Finance/Rental/Leasing (2.6%)
2,450	Ford Motor Credit	7.00	10/01/13	1,031,818
3,605	Ford Motor Credit Co LLC.	7.25	10/25/11	1,595,342
60	Residential Capital LLC - 144A (a)(b)	8.50	05/15/10	17,700
873	Residential Capital LLC - 144A (a)	9.625	05/15/15	93,848
				2,738,708
	Financial Conglomerates (1.7%)
2,780	General Motors Acceptance Corp.	6.875	09/15/11	1,068,757
2,115	General Motors Acceptance Corp.	6.75	12/01/14	687,823
				1,756,580
	Food Retail (2.3%)
1,060	CA FM Lease Trust - 144A (a)	8.50	07/15/17	1,238,280
925	Supervalu Inc.	7.50	05/15/12	804,750
505	Supervalu Inc.	7.50	11/15/14	396,425
				2,439,455
	Food: Meat/Fish/Dairy (1.8%)
1,305	Michael Foods Inc. (Series B)	8.00	11/15/13	1,115,775
1,320	Pilgrim’s Pride Corp. (b)	7.625	05/01/15	184,800
1,060	Smithfield Foods Inc.	7.00	08/01/11	641,300
				1,941,875
	Forest Products (1.3%)
1,470	Crown Americas, Inc.	7.625	11/15/13	1,367,100

	Gas Distributors (0.8%)
1,245	DYNEGY Holdings Inc.	7.75	06/01/19	834,150

	Home Building (0.1%)
170	Pulte Homes, Inc.	6.375	05/15/33	77,350

	Home Furnishings (0.6%)
965	Jarden Corp. (b)	7.50	05/01/17	632,075

	Hospital/Nursing Management (5.3%)
970	Community Health Systems	8.875	07/15/15	783,275
736	HCA, Inc	9.125	11/15/14	599,840
2,695	HCA, Inc	6.25	02/15/13	1,738,275
1,200	HCA, Inc.	5.75	03/15/14	696,000
930	Sun Healthcare Group Inc.	9.125	04/15/15	776,550
1,435	Tenet Healthcare Corp.	7.375	02/01/13	997,325
				5,591,265
	Industrial Specialties (1.0%)
1,250	Johnsondiversy, Inc.	9.625	05/15/12	1,028,125

	Information Technology Services (0.5%)
960	VANGENT INC	9.625	02/15/15	561,600

	Integrated Oil (0.3%)
390	Cimarex Energy Co.	7.125	05/01/17	306,150

	Major Telecommunications (1.7%)
1,685	Sprint Capital Corp.	6.90	05/01/19	961,911
1,580	Sprint Nextel Corp.	6.00	12/01/16	878,083
				1,839,994
	Media Conglomerates (0.8%)
2,126	Canwest Media Inc. (Canada) (b)	8.00	09/15/12	839,575

	Medical Specialties (1.1%)
1,070	Fisher Scientific International, Inc.	6.125	07/01/15	916,034
290	Invacare Corp.	9.75	02/15/15	260,275
				1,176,309
	Medical/Nursing Services (2.2%)
395	DaVita Inc.	6.625	03/15/13	351,550
2,200	Fresenius Medical Care Capital Trust	7.875	06/15/11	2,013,000
				2,364,550
	Metal Fabrications (0.4%)
605	Hexcell Corp.	6.75	02/01/15	462,825

	Miscellaneous (0.9%)
655	AES Corp. - 144A	8.75	05/15/13	579,675
650	Alfa MTN Invest Ltd. - 144A (a)	9.25	06/24/13	373,750
				953,425
	Miscellaneous Commercial Services (0.6%)
200	Iron Mountain Inc.	7.75	01/15/15	169,000
465	Iron Mountain Inc.	8.625	04/01/13	421,988
				590,988
	Motor Vehicles (0.2%)
995	General Motors Corp. (b)	8.375	07/15/33	223,875

	Oil - Exploration & Production (1.0%)
715	Forest Oil Corp.	7.25	06/15/19	493,350
760	Forest Oil Corp.	7.75	05/01/14	608,000
				1,101,350
	Oil & Gas Pipelines (2.4%)
1,370	Pacific Energy Partners/Finance	7.125	06/15/14	1,270,356
1,690	Williams Companies, Inc. (The)	7.875	09/01/21	1,286,700
				2,557,056
	Oil & Gas Production (6.4%)
305	Chaparral Energy Inc.	8.875	02/01/17	114,374
1,910	Chaparral Energy, Inc.	8.50	12/01/15	716,250
555	Chesapeake Energy Corp.	6.50	08/15/17	381,563
200	Chesapeake Energy Corp.	6.375	06/15/15	141,000
1,355	Chesapeake Energy Corp.	7.50	09/15/13	1,084,000
1,290	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	928,800
1,080	Newfield Exploration Co.	6.625	09/01/14	831,600
255	Newfield Exploration Co.	7.125	05/15/18	182,325
1,140	Opti Canada Inc.	8.25	12/15/14	450,300
1,230	Plains Exploration & Production Co.	7.625	06/01/18	824,100
445	Plains Exploration & Production Co.	7.75	06/15/15	324,850

1,175	Sandridge Energy - 144A (a)	8.625		04/01/15	752,000
					6,731,162
	Oilfield Services/Equipment (0.6%)
965	CIE Gener de Geophysique S.A. (France)	7.50		05/15/15	632,075

	Other Consumer Services (0.3%)
565	EXPEDIA Inc. - 144A (a)	8.50		07/01/16	347,475

	Pharmaceuticals: Major (0.9%)
1,050	Warner Chilcott Corp.	8.75		02/01/15	931,875

	Pharmaceuticals: Other (0.4%)
465	Axcan Intermediate Holdings - 144A (a)	12.75		03/01/16	388,275

	Precious Metals (0.5%)
755	Freeport-McMoran C & G	8.375		04/01/17	536,763

	Publishing: Books/Magazines (0.3%)
1,536	Dex Media West/Finance	9.875		08/15/13	341,760

	Pulp & Paper (1.7%)
1,730	Georgia Pacific Corp. - 144A (a)	7.125		01/15/17	1,280,200
525	Glatfelter P.H.	7.125		05/01/16	459,375
					1,739,575
	Real Estate Investment Trusts (1.2%)
1,875	Host Marriott LP (b)	6.375		03/15/15	1,270,313

	Restaurants (0.4%)
485	Aramark Corp.	8.50	(k)	02/01/15	404,975

	Semiconductors (0.3%)
850	Freescale Semiconductor	8.875		12/15/14	293,250

	Services to the Health Industry (3.6%)
575	Biomet Inc.	11.625		10/15/17	434,125
985	Healthsouth Corp. (b)	10.75		06/15/16	876,650
1,285	National Mentor Holdings Inc.	11.25		07/01/14	1,072,975
1,720	Omnicare Inc.	6.75		12/15/13	1,444,800
					3,828,550
	Specialty Stores (0.3%)
645	Sonic Automotive, Inc. (b)	8.625		08/15/13	235,425
330	United Auto Group, Inc.	7.75		12/15/16	122,100
					357,525
	Specialty Telecommunications (3.2%)
1,395	American Tower Corp.	7.50		05/01/12	1,311,300
565	Citizens Communications	6.25		01/15/13	444,938
945	Citizens Communications	7.125		03/15/19	550,463
633	Qwest Communications International	6.304	(k)	02/15/09	629,835
525	Winstream Corp.	8.125		08/01/13	435,750
					3,372,286
	Steel (0.1%)
345	Evraz Group S.A. - 144A (a)(b)	9.50		04/24/18	150,075

	Telecommunication Equipment (0.2%)
795	Nortel Networks Ltd. - 144A (a)	10.75		07/15/16	234,524

	Telecommunications (0.1%)
165	Nordic Tel Company - 144A* (Denmark)	8.875		05/01/16	120,450
					120,450
	Water Utilities (0.6%)
670	Nalco Co.	7.75		11/15/11	597,973

	Wholesale Distributors (0.7%)
1,000	RBS Global & Rexnold Corp.	9.50		08/01/14	705,000

	Wireless Telecommunications (1.1%)
685	Nextel Communications, Inc.	6.875		10/31/13	287,850
1,110	Wind Acquisition Finance SA - 144A (a)	10.75		12/01/15	915,750
					1,203,600
	TOTAL CORPORATE BONDS (Cost $183,676,612)				97,017,277

	CONVERTIBLE BONDS (1.0%)
	Cable/Satellite TV (0.6%)
865	Charter Communications Inc.	10.875	09/15/14	624,962

	Oilfield Services/Equipment (0.4%)
635	Key Energy Group Inc.	8.375	12/01/14	446,088

	TOTAL CONVERTIBLE BONDS (Cost $1,194,006)			1,071,050

NUMBER OF
SHARES
	COMMON STOCKS (0.1%)
	Casino/Gaming (e) (0.0%)
212,312	Fitzgeralds Gaming Corp. (g) (h)	0

	Food: Specialty/Candy (d)(e)(g) (0.0%)
2,447	SFFB New Holdings Inc.	0
13,317	SFAC New Holdings Inc. (i)	0
		0
	Restaurants (d)(e)(g) (0.1%)
10,126	American Restaurant Group Holdings, Inc. (Class A)	81,008

	Specialty Telecommunications (d)(e)(g)(i) (0.0%)
34,159	Birch Telecom Inc.	342

	Textiles (d)(e)(g) (0.0%)
2,389,334	U.S. Leather, Inc.	0

	Wireless Telecommunications (d) (0.1%)
5,199	USA Mobility, Inc. (b)	56,668

	TOTAL COMMON STOCKS (Cost $217,151,162)	138,018

	CONVERTIBLE PREFERRED STOCK (0.0%)
	Finance/Rental/Leasing
2,800	Fannie Mae Ser 2008-1 (Cost $140,000)	5,152

NUMBER OF		EXPIRATION
WARRANTS		DATE
	WARRANTS (0.0%)
	Casino/Gaming
319,500	Aladdin Gaming Enterprises, Inc. - 144A (a) (g) (Cost $3,195)	03/01/10	0

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENTS (17.2%)
	Securities held as Collateral on Loaned Securities (b)
	Repurchase Agreements (2.1%)
$627	Banc of America Securities LLC (0.28% dated 11/28/08, due 12/01/08; proceeds $626,820; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 5.50%, due 02/01/38; valued at $639,587)		626,815
609	Banc of America Securities LLC (1.10% dated 11/28/08, due 12/01/08; proceeds $608,577; fully collateralized by common stock at the date of this Portfolio of Investment as follows: American Electric Power Co. and Honeywell International Inc. valued at $639,223)		608,558

203	Citigroup Global Markets Inc. (0.30% dated 11/28/08, due 12/01/08; proceeds $202,856; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: Fannie Mae 6.00%, due 12/01/37; valued at $206,986)		202,853
811	Merrill Lynch, Pierce, Fenner & Smith, Inc.. (0.30% dated 11/28/08, due 12/01/08; proceeds $811,425; fully collateralized by U.S. Government Agency security at the date of this Portfolio of Investment as follows: GNMA 1.753%, due 05/20/35; valued at $827,979)		811,411

	Total Repurchase Agreements (Cost $2,249,637)		2,249,638

NUMBER OF
SHARES (000)
	Investment Company (i) (9.5%)
9,372	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $9,372,448)		9,972,448

	Total Securities held as Collateral on Loaned Securities (Cost $11,622,086)		12,222,086

	Investment Company (f) (2.8%)
2,941	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class (Cost $2,941,000)		2,941,000

PRINCIPAL
AMOUNT IN
THOUSANDS
	U.S. Government Obligation (b) (2.8%)
2,940	U.S. Treasury Bills (Cost $2,937,236)		2,937,236

	TOTAL SHORT-TERM INVESTMENTS (Cost $18,100,321)		18,100,322

	TOTAL INVESTMENTS (Cost $420,265,296) (g)	110.1%	116,331,819
	LIABILITIES IN EXCESS OF OTHER ASSETS	(10.1)	(10,657,206)
	NET ASSETS	100.0%	$105,674,613

(a)	Resale is restricted to qualified institutional investors.
(b)

The values of loaned securities and related cash collateral outstanding at November 30, 2008 were $11,116,401 and $11,622,086, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds Money Market Portfolio-Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Non-Income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-Income producing security.
(f)	Issuer in bankruptcy
(g)

Securities with total market value equal to $81,350 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Directors.

(h)	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
(i)	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
(j)	Resale is restricted, acquired between (06/18/98 and 05/11/99) at a cost basis of $17,257,340.
(k)	Floating rate security. Rate shown is the rate in effect at November 30, 2008.
(l)

The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds- Money Market Portfolio-Institutional Class.

(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS High Yield Securities

Notes to the Portfolio of Investments

FAS 157

11/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at November 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$116,331,818	$12,970,116	$103,280,352	$81,350

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Beginning Balance	$346,034
Net purchases (sales)	(218,070)
Transfers in and/or out	0
Change in unrealized appreciation/depreciation	1,140,957
Realized gains (losses)	(1,187,571)
Ending Balance	$81,350

Net change in unrealized appreciation/ depreciation from investments still held as of November 30, 2008	$0

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange  (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the

Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 20, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2009